UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue, 18th Floor
         New York, NY  10022

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     August 03, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $901,394 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102    23790   500000 SH       SOLE                   500000        0        0
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115    11900  1250000 SH       SOLE                  1250000        0        0
ANADARKO PETE CORP             COM              032511107    13617   300000 SH       SOLE                   300000        0        0
APPLE INC                      COM              037833100    21364   150000 SH       SOLE                   150000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    87780  6650000 SH       SOLE                  6650000        0        0
BIOFUEL ENERGY CORP            COM              09064Y109     3138  5578800 SH       SOLE                  5578800        0        0
CF INDS HLDGS INC              COM              125269100    63019   850000 SH       SOLE                   850000        0        0
DEPOMED INC                    COM              249908104    22068  6790000 SH       SOLE                  6790000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    12437   718500 SH       SOLE                   718500        0        0
GUARANTY FINL GROUP INC        COM              40108N106      454  2388447 SH       SOLE                  2388447        0        0
HEWLETT PACKARD CO             COM              428236103    23190   600000 SH       SOLE                   600000        0        0
LEGG MASON INC                 UNIT 99/99/9999  524901303     9324   370000 SH       SOLE                   370000        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107    62641  6914000 SH       SOLE                  6914000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    18690   700000 SH       SOLE                   700000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     5741  2007378 SH       SOLE                  2007378        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203    15400  2750000 SH       SOLE                  2750000        0        0
MAGUIRE PPTYS INC              COM              559775101     2048  2410000 SH       SOLE                  2410000        0        0
MOLSON COORS BREWING CO        CL B             60871R209    23282   550000 SH       SOLE                   550000        0        0
NABI BIOPHARMACEUTICALS        COM              629519109    16743  6890000 SH       SOLE                  6890000        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0     3000  5000000 PRN      SOLE                  5000000        0        0
ORACLE CORP                    COM              68389X105    10710   500000 SH       SOLE                   500000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    10152   300000 SH       SOLE                   300000        0        0
PEPSIAMERICAS INC              COM              71343P200    10724   400000 SH       SOLE                   400000        0        0
PFIZER INC                     COM              717081103    24523  1634875 SH       SOLE                  1634875        0        0
PHH CORP                       COM NEW          693320202    81446  4480000 SH       SOLE                  4480000        0        0
PHOENIX COS INC NEW            COM              71902E109    12565  7524000 SH       SOLE                  7524000        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109    12450  3000000 SH       SOLE                  3000000        0        0
SCHERING PLOUGH CORP           COM              806605101     6280   250000 SH       SOLE                   250000        0        0
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705    22670   100000 SH       SOLE                   100000        0        0
STREAM GLOBAL SVCS INC         *W EXP 10/17/201 86323M118      396  2825000 SH       SOLE                  2825000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203    39185  4250000 SH       SOLE                  4250000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    14091   325200 SH       SOLE                   325200        0        0
TRIAN ACQUISITION I CORP       COM              89582E108    26318  2750000 SH       SOLE                  2750000        0        0
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      300  1875000 SH       SOLE                  1875000        0        0
WYETH                          COM              983024100   142978  3150000 SH       SOLE                  3150000        0        0
YAHOO INC                      COM              984332106    46980  3000000 SH       SOLE                  3000000        0        0